NEWBUILDINGS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013 vessel
Number of Newbuildings on Order	4
New building installments balance	$ 0
Installments and newbuilding supervision fees paid	26,298
Interest capitalized	408
New building installments balance	$ 26,706
Capesize Newbuildings [Member]
Number of Newbuildings on Order	4